Share-based compensation - Range of exercise prices in SARs and TSARs (Details)	12 Months Ended
	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares
SARs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average remaining contractual life (years)	2 years 7 months 20 days
Number of units outstanding (in units) | shares	402,532	407,687	666,256
Weighted average exercise price of units outstanding (in usd per unit)	$ 46.65	$ 44.67	$ 45.7
Number of units exercisable (in units) | shares	316,389
Weighted average exercise price of units exercisable (in usd per unit)	$ 46.23
SARs | $29.27 to $38.79
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average remaining contractual life (years)	3 years 6 months 7 days
Number of units outstanding (in units) | shares	112,962
Weighted average exercise price of units outstanding (in usd per unit)	$ 32.60
Number of units exercisable (in units) | shares	99,800
Weighted average exercise price of units exercisable (in usd per unit)	$ 31.78
SARs | $29.27 to $38.79 | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of units outstanding (in usd per unit)	29.27
SARs | $29.27 to $38.79 | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of units outstanding (in usd per unit)	$ 38.79
SARs | $45.40 to $50.49
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average remaining contractual life (years)	2 years 11 months 4 days
Number of units outstanding (in units) | shares	171,010
Weighted average exercise price of units outstanding (in usd per unit)	$ 49.93
Number of units exercisable (in units) | shares	98,029
Weighted average exercise price of units exercisable (in usd per unit)	$ 49.96
SARs | $45.40 to $50.49 | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of units outstanding (in usd per unit)	45.40
SARs | $45.40 to $50.49 | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of units outstanding (in usd per unit)	$ 50.49
SARs | $54.65 to $78.59
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average remaining contractual life (years)	1 year 4 months 20 days
Number of units outstanding (in units) | shares	118,560
Weighted average exercise price of units outstanding (in usd per unit)	$ 55.30
Number of units exercisable (in units) | shares	118,560
Weighted average exercise price of units exercisable (in usd per unit)	$ 55.30
SARs | $54.65 to $78.59 | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of units outstanding (in usd per unit)	54.65
SARs | $54.65 to $78.59 | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of units outstanding (in usd per unit)	$ 78.59
TSARs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average remaining contractual life (years)	3 years 25 days
Number of units outstanding (in units) | shares	2,007,470	2,188,359	2,380,237
Weighted average exercise price of units outstanding (in usd per unit)	$ 45.10	$ 42.68	$ 42.05
Number of units exercisable (in units) | shares	1,555,147
Weighted average exercise price of units exercisable (in usd per unit)	$ 44.57
TSARs | $29.27 to $38.79
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average remaining contractual life (years)	3 years 6 months 25 days
Number of units outstanding (in units) | shares	776,194
Weighted average exercise price of units outstanding (in usd per unit)	$ 33.05
Number of units exercisable (in units) | shares	666,922
Weighted average exercise price of units exercisable (in usd per unit)	$ 32.11
TSARs | $29.27 to $38.79 | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of units outstanding (in usd per unit)	29.27
TSARs | $29.27 to $38.79 | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of units outstanding (in usd per unit)	$ 38.79
TSARs | $45.40 to $50.49
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average remaining contractual life (years)	3 years 7 months 24 days
Number of units outstanding (in units) | shares	673,316
Weighted average exercise price of units outstanding (in usd per unit)	$ 49.55
Number of units exercisable (in units) | shares	330,265
Weighted average exercise price of units exercisable (in usd per unit)	$ 49.62
TSARs | $45.40 to $50.49 | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of units outstanding (in usd per unit)	45.40
TSARs | $45.40 to $50.49 | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of units outstanding (in usd per unit)	$ 50.49
TSARs | $54.65 to $78.59
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average remaining contractual life (years)	1 year 7 months 28 days
Number of units outstanding (in units) | shares	557,960
Weighted average exercise price of units outstanding (in usd per unit)	$ 56.48
Number of units exercisable (in units) | shares	557,960
Weighted average exercise price of units exercisable (in usd per unit)	$ 56.48
TSARs | $54.65 to $78.59 | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of units outstanding (in usd per unit)	54.65
TSARs | $54.65 to $78.59 | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of units outstanding (in usd per unit)	$ 78.59